Investment Strategy	Jun. 30, 2026
A C I Shares [Member] | JPMorgan SmartRetirement 2065 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2065 Fund is generally intended for investors who plan to retire around the year 2065 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® 2065 Fund is generally intended for investors who plan to retire around the year 2065 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
A C I Shares [Member] | JPMorgan SmartRetirement 2070 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2070 Fund is generally intended for investors who plan to retire around the year 2070 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® 2070 Fund is generally intended for investors who plan to retire around the year 2070 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
A C I Shares [Member] | JPMorgan Equity Premium Income Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The investment objective of the Fund is to seek current income while maintaining prospects for capital appreciation. The Fund seeks to achieve this objective (1) by creating an actively managed portfolio of equity securities and (2) through equity-linked notes (ELNs), by selling call options with exposure to the S&P 500 Total Return Index (the Index). The resulting Fund, including through both the equity portfolio and the options exposure, is designed to provide investors with total return through capital appreciation and income, while exposing investors to lower volatility than the broad U.S. large cap market and also providing incremental income. The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions at a relatively stable level. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities (80% Policy). “Assets” means net assets plus the amount of borrowings for investment purposes. In calculating the 80% Policy, the Fund’s equity investments will include common stocks and ELNs, as well as other equity securities and derivatives. In implementing the Fund’s strategy, the Fund invests significantly in the equity securities of U.S. large cap companies. The Fund may also invest in other equity securities, including those of U.S. mid cap companies. The Fund may receive income to the extent it invests in equity securities of companies that pay dividends; however, securities are not selected based on anticipated dividend payments. The Fund seeks a lower volatility level than the securities in the U.S. large cap market. Volatility is one way to measure risk and refers to the variability of the Fund’s or the market’s returns. If the Fund is successful in providing lower volatility, then the value of the Fund’s portfolio will fluctuate less than the overall market over a full market cycle (typically, a three to five year time horizon). In order to generate income, the Fund may invest up to 20% of its net assets in ELNs. ELNs are structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and that are designed to offer a return linked to the underlying instruments within the ELN. ELNs in which the Fund invests are derivative instruments that are specially designed to combine the economic characteristics of the Index and written call options in a single note form and are not traded on an exchange. The options underlying the ELNs will be based on the Index or on exchange-traded funds (ETFs) that replicate the Index. Selling a call option entitles the seller to a premium equal to the value of the option at the time of trade. The ELNs owned by the Fund are structured to use a covered call strategy and have short call positions embedded within them. When the Fund purchases the ELN from the issuing counterparty, the Fund is entitled to the premium generated by the short call position within the ELN. Therefore, the ELNs provide recurring cash flow to the Fund based on the premiums received from selling the call options and are an important source of the Fund’s return. When the Fund sells call options within an ELN, it receives a premium but limits its opportunity to profit from an increase in the market value of either the underlying Index or ETF to the exercise price (plus the premium received). The maximum potential gain on an underlying instrument will be equal to the difference between the exercise price and the purchase price of the underlying Index or ETF at the time the option is written, plus the premium received. Investing in ELNs may also reduce the Fund’s volatility because the income from the ELNs would reduce potential losses incurred by the Fund’s equity portfolio. The ELNs are reset periodically to seek to better capitalize on current market conditions and opportunities; these resets assist the Fund in seeking to provide relatively stable returns. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. The Fund may use derivatives, primarily futures contracts, to gain exposure to its index or certain securities in its index, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities. Investment Process: In managing the equity portion of the Fund’s portfolio, the adviser employs a three-step process that combines research, valuation and stock selection. The research findings allow the adviser to rank companies according to what it believes to be their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The adviser’s valuation rankings are produced with the help of a variety of models that quantify the research team’s findings. After company securities are ranked, the adviser seeks to create a portfolio with a lower volatility level than the large cap market. The adviser does so, in part, by seeking diversification across sectors and securities, which may, in certain circumstances, result in limiting exposure to certain sectors or securities included in the Index. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The Fund buys and sells securities (stock selection) in accordance with its investment policies, using the research and valuation rankings as a basis. In general, the adviser selects securities that are identified as attractive and considers selling them when they appear less attractive. Along with attractive valuation, the adviser often considers a number of other criteria including: ●catalysts, such as improving company fundamentals, that could trigger a rise in a stock’s price ●impact on the overall risk of the portfolio ●high perceived potential reward compared to perceived potential risk ●possible temporary mispricings caused by market overreactionsThe Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The investment objective of the Fund is to seek current income while maintaining prospects for capital appreciation. The Fund seeks to achieve this objective (1) by creating an actively managed portfolio of equity securities and (2) through equity-linked notes (ELNs), by selling call options with exposure to the S&P 500 Total Return Index (the Index). The resulting Fund, including through both the equity portfolio and the options exposure, is designed to provide investors with total return through capital appreciation and income, while exposing investors to lower volatility than the broad U.S. large cap market and also providing incremental income.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund buys and sells securities (stock selection) in accordance with its investment policies, using the research and valuation rankings as a basis. In general, the adviser selects securities that are identified as attractive and considers selling them when they appear less attractive. Along with attractive valuation, the adviser often considers a number of other criteria including: ●catalysts, such as improving company fundamentals, that could trigger a rise in a stock’s price ●impact on the overall risk of the portfolio ●high perceived potential reward compared to perceived potential risk ●possible temporary mispricings caused by market overreactions
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities (80% Policy).
A C I Shares [Member] | JPMorgan Hedged Equity 2 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies.Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities.Equity securities represent an ownership interest in the issuer. The Fund invests in equity securities, which primarily consist of common stocks of large cap U.S. companies. The Fund will also purchase and sell exchange traded put options and sell exchange traded call options, employing an options overlay known as a “Put/Spread Collar” strategy, designed to provide a continuous market hedge for the portfolio. The options will typically be based on the S&P 500 Index (the Index) or on exchange-traded funds (ETFs) that replicate the S&P 500 Index (S&P 500 ETFs). The combination of the diversified portfolio of equity securities, combined with the options overlay, is intended to provide the Fund with a significant portion of the returns associated with equity market investments, while exposing investors to less risk than traditional long-only equity strategies. “Assets” means net assets plus the amount of borrowings for investment purposes. Volatility is one way to measure risk and refers to the variability of the Fund’s or the market’s returns. The Fund seeks to provide a competitive risk-adjusted return over a full market cycle (defined as three to five years) relative to the S&P 500 Total Return Index with lower volatility than traditional long-only equity strategies. The Fund typically holds options for three month periods (each, an “hedge period”) for the purpose of seeking to provide more predictable returns in any market cycle during the applicable hedge period. The put option spread is generally maintained at a level intended to reduce the Fund’s exposure to a market decline by offsetting losses resulting from a decrease in the market. As a result of writing call options to offset the costs associated with the put option spread, some upside may be foregone in certain market environments. The quarterly hedge periods are based on returns from the first business day of February through the last business day of April; the first business day of May through the last business day of July; the first business day of August through the last business day of October; and the first business day of November through the last business day of January of the following calendar year. The Fund’s investments in equity securities will be primarily in common stocks of U.S. companies with market capitalizations similar to those within the universe of the Index. As of the reconstitution of the Index on September 30, 2026, the market capitalizations of the companies in the Index ranged from $6.20 billion to $5.50 trillion. The Fund may also invest in equity securities of U.S. mid cap companies. The adviser’s process focuses on stock selection and tends to maintain sector weightings comparable to those of the broad U.S. large cap market. Sector by sector, the Fund’s weightings are similar to those of the broad U.S. large cap market. Within each sector, however, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. The Fund constructs a Put/Spread Collar by buying a put option on the Index at a higher strike price and writing (or selling) a put option on the Index at a relatively lower strike price, resulting in what is known as a put option spread, while simultaneously selling an Index call option. The Fund may need to construct additional Put/Spread Collars if the size of the Fund increases, either through purchases or appreciation. The Fund’s options overlay strategy is intended to provide the Fund with downside protection, while foregoing some upside potential. A put option spread seeks to protect the Fund against a decline in price, but only to the extent of the difference between the strike prices of the put option purchased and the put option sold. Entering into put option spreads is typically less expensive than a strategy of only purchasing put options and may benefit the Fund in a flat to upwardly moving market by reducing the cost of the downside protection; the downside protection of the put option spread, however, is limited as compared to just owning a put option. The premiums received from writing index call options are intended to provide income which substantially offsets the cost of the put option spread, but writing the options also reduces the Fund’s ability to profit from increases in the value of its equity portfolio because in rising markets the call option will be exercised once the market price rises to the option’s strike price. While the Fund typically constructs the Put/Spread Collar utilizing index options, it may also construct the Put/Spread Collar utilizing options on S&P 500 ETFs. The Fund’s investment strategies may not always provide greater market protection than other equity investments, particularly in rising equity markets when the Fund is expected to underperform traditional long-only equity strategies. In addition, as a result of selling call options to offset the costs associated with the options overlay strategy, some upside may be foregone in certain market environments. While the Fund will not generally invest directly in ETFs, there may be times when it will purchase shares or receive shares of S&P 500 ETFs in order to settle its options positions. The adviser will not normally maintain such positions for an extended period. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. In addition to the use of the Put/Spread Collar strategy described above, the Fund may use derivatives, primarily futures contracts, to gain exposure to indexes or certain securities within indexes, to more effectively gain targeted equity exposure from its cash positions, and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy and efficient management of cash flows. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities. The Fund is also permitted to use other derivatives such as futures, options (including options on futures) and swaps in order to hedge various investments and for risk management. Under certain market conditions, the Fund’s use of other derivatives for cash management or other investment management purposes could be significant. Investment Process —Equity Portfolio: With respect to the investment of the equity portfolio, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractive and considers selling them when they appear less attractive based on the Fund’s process. Along with attractive valuation, the adviser often considers a number of other criteria, including: ●catalysts, such as improving company fundamentals, that could trigger a rise in a stock’s price ●impact on the overall risk of the portfolio ●high perceived potential reward compared to perceived potential risk ●possible temporary mispricings caused by apparent market overreactions. Investment Process — Options Overlay Strategy: To implement the Put/Spread Collar strategy, the adviser utilizes exchange traded equity options based either on the Index or on S&P 500 ETFs. The Put/Spread Collar is constructed by buying a put option at a higher strike price while writing a put option at a relatively lower strike price and simultaneously selling a call option that substantially offsets the cost of the put option spread. The Put/Spread Collar strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio. The put option spread is generally maintained at a level intended to protect the Fund from a decrease in the market of 5% to 20%, with potential upside generally capped at 3.5-5.5%. The upside cap could be more or less, depending on market conditions. The options are systematically reset on at least a quarterly basis to better capitalize on current market conditions and opportunities while seeking to provide predictable returns in all market cycles.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in equity securities, which primarily consist of common stocks of large cap U.S. companies. The Fund will also purchase and sell exchange traded put options and sell exchange traded call options, employing an options overlay known as a “Put/Spread Collar” strategy, designed to provide a continuous market hedge for the portfolio.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities.
A C I Shares [Member] | JPMorgan Hedged Equity 3 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies.Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities.Equity securities represent an ownership interest in the issuer. The Fund invests in equity securities, which primarily consist of common stocks of large cap U.S. companies. The Fund will also purchase and sell exchange traded put options and sell exchange traded call options, employing an options overlay known as a “Put/Spread Collar” strategy, designed to provide a continuous market hedge for the portfolio. The options will typically be based on the S&P 500 Index (the Index) or on exchange-traded funds (ETFs) that replicate the S&P 500 Index (S&P 500 ETFs). The combination of the diversified portfolio of equity securities, combined with the options overlay, is intended to provide the Fund with a significant portion of the returns associated with equity market investments, while exposing investors to less risk than traditional long-only equity strategies. “Assets” means net assets plus the amount of borrowings for investment purposes. Volatility is one way to measure risk and refers to the variability of the Fund’s or the market’s returns. The Fund seeks to provide a competitive risk-adjusted return over a full market cycle (defined as three to five years) relative to the S&P 500 Total Return Index with lower volatility than traditional long-only equity strategies. The Fund typically holds options for three month periods (each, an “hedge period”) for the purpose of seeking to provide more predictable returns in any market cycle during the applicable hedge period. The put option spread is generally maintained at a level intended to reduce the Fund’s exposure to a market decline by offsetting losses resulting from a decrease in the market. As a result of writing call options to offset the costs associated with the put option spread, some upside may be foregone in certain market environments. The quarterly hedge periods are based on returns from the first business day of March through the last business day of May; the first business day of June through the last business day of August; the first business day of September through the last business day of November; and the first business day of December through the last business day of February of the following calendar year. The Fund’s investments in equity securities will be primarily in common stocks of U.S. companies with market capitalizations similar to those within the universe of the Index. As of the reconstitution of the Index on September 30, 2026, the market capitalizations of the companies in the Index ranged from $6.20 billion to $5.50 trillion. The Fund may also invest in equity securities of U.S. mid cap companies. The adviser’s process focuses on stock selection and tends to maintain sector weightings comparable to those of the broad U.S. large cap market. Sector by sector, the Fund’s weightings are similar to those of the broad U.S. large cap market. Within each sector, however, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. The Fund constructs a Put/Spread Collar by buying a put option on the Index at a higher strike price and writing (or selling) a put option on the Index at a relatively lower strike price, resulting in what is known as a put option spread, while simultaneously selling an Index call option. The Fund may need to construct additional Put/Spread Collars if the size of the Fund increases, either through purchases or appreciation. The Fund’s options overlay strategy is intended to provide the Fund with downside protection, while foregoing some upside potential. A put option spread seeks to protect the Fund against a decline in price, but only to the extent of the difference between the strike prices of the put option purchased and the put option sold. Entering into put option spreads is typically less expensive than a strategy of only purchasing put options and may benefit the Fund in a flat to upwardly moving market by reducing the cost of the downside protection; the downside protection of the put option spread, however, is limited as compared to just owning a put option. The premiums received from writing index call options are intended to provide income which substantially offsets the cost of the put option spread, but writing the options also reduces the Fund’s ability to profit from increases in the value of its equity portfolio because in rising markets the call option will be exercised once the market price rises to the option’s strike price. While the Fund typically constructs the Put/Spread Collar utilizing index options, it may also construct the Put/Spread Collar utilizing options on S&P 500 ETFs. The Fund’s investment strategies may not always provide greater market protection than other equity investments, particularly in rising equity markets when the Fund is expected to underperform traditional long-only equity strategies. In addition, as a result of selling call options to offset the costs associated with the options overlay strategy, some upside may be foregone in certain market environments. While the Fund will not generally invest directly in ETFs, there may be times when it will purchase shares or receive shares of S&P 500 ETFs in order to settle its options positions. The adviser will not normally maintain such positions for an extended period. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. In addition to the use of the Put/Spread Collar strategy described above, the Fund may use derivatives, primarily futures contracts, to gain exposure to indexes or certain securities within indexes, to more effectively gain targeted equity exposure from its cash positions, and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy and efficient management of cash flows. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities. The Fund is also permitted to use other derivatives such as futures, options (including options on futures) and swaps in order to hedge various investments and for risk management. Under certain market conditions, the Fund’s use of other derivatives for cash management or other investment management purposes could be significant. Investment Process —Equity Portfolio: With respect to the investment of the equity portfolio, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractive and considers selling them when they appear less attractive based on the Fund’s process. Along with attractive valuation, the adviser often considers a number of other criteria, including: ●catalysts, such as improving company fundamentals, that could trigger a rise in a stock’s price ●impact on the overall risk of the portfolio ●high perceived potential reward compared to perceived potential risk ●possible temporary mispricings caused by apparent market overreactions. Investment Process — Options Overlay Strategy: To implement the Put/Spread Collar strategy, the adviser utilizes exchange traded equity options based either on the Index or on S&P 500 ETFs. The Put/Spread Collar is constructed by buying a put option at a higher strike price while writing a put option at a relatively lower strike price and simultaneously selling a call option that substantially offsets the cost of the put option spread. The Put/Spread Collar strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio. The put option spread is generally maintained at a level intended to protect the Fund from a decrease in the market of 5% to 20%, with potential upside generally capped at 3.5-5.5%. The upside cap could be more or less, depending on market conditions. The options are systematically reset on at least a quarterly basis to better capitalize on current market conditions and opportunities while seeking to provide predictable returns in all market cycles.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in equity securities, which primarily consist of common stocks of large cap U.S. companies. The Fund will also purchase and sell exchange traded put options and sell exchange traded call options, employing an options overlay known as a “Put/Spread Collar” strategy, designed to provide a continuous market hedge for the portfolio.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement 2065 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2065 Fund is generally intended for investors who plan to retire around the year 2065 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® 2065 Fund is generally intended for investors who plan to retire around the year 2065 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement 2070 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2070 Fund is generally intended for investors who plan to retire around the year 2070 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® 2070 Fund is generally intended for investors who plan to retire around the year 2070 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement Blend 2065 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2065 Fund is generally intended for investors who plan to retire around the year 2065 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. “Blend” in the Fund’s name means that the Fund’s adviser uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include U.S. Large Cap Equities, U.S. Small/Mid Cap Equities, and Developed International Equities. Generally, the amount of the Fund’s assets allocated to passive underlying funds will decrease the closer a Fund is to its target retirement year. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market Funds/Cash and Cash Equivalents0.00Money Market Funds/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Blend 2065 Fund is generally intended for investors who plan to retire around the year 2065 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement Blend 2070 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2070 Fund is generally intended for investors who plan to retire around the year 2070 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Blend 2070 Fund is generally intended for investors who plan to retire around the year 2070 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
I Shares [Member] | JPMorgan SmartRetirement Blend 2065 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2065 Fund is generally intended for investors who plan to retire around the year 2065 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. “Blend” in the Fund’s name means that the Fund’s adviser uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include U.S. Large Cap Equities, U.S. Small/Mid Cap Equities, and Developed International Equities. Generally, the amount of the Fund’s assets allocated to passive underlying funds will decrease the closer a Fund is to its target retirement year. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market Funds/Cash and Cash Equivalents0.00Money Market Funds/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is availablein the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Blend 2065 Fund is generally intended for investors who plan to retire around the year 2065 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
I Shares [Member] | JPMorgan SmartRetirement Blend 2070 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2070 Fund is generally intended for investors who plan to retire around the year 2070 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Blend 2070 Fund is generally intended for investors who plan to retire around the year 2070 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R5 R6 Shares [Member] | JPMorgan Equity Premium Income Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The investment objective of the Fund is to seek current income while maintaining prospects for capital appreciation. The Fund seeks to achieve this objective (1) by creating an actively managed portfolio of equity securities and (2) through equity-linked notes (ELNs), by selling call options with exposure to the S&P 500 Total Return Index (the Index). The resulting Fund, including through both the equity portfolio and the options exposure, is designed to provide investors with total return through capital appreciation and income, while exposing investors to lower volatility than the broad U.S. large cap market and also providing incremental income. The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions at a relatively stable level. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities (80% Policy). “Assets” means net assets plus the amount of borrowings for investment purposes. In calculating the 80% Policy, the Fund’s equity investments will include common stocks and ELNs, as well as other equity securities and derivatives. In implementing the Fund’s strategy, the Fund invests significantly in the equity securities of U.S. large cap companies. The Fund may also invest in other equity securities, including those of U.S. mid cap companies. The Fund may receive income to the extent it invests in equity securities of companies that pay dividends; however, securities are not selected based on anticipated dividend payments. The Fund seeks a lower volatility level than the securities in the U.S. large cap market. Volatility is one way to measure risk and refers to the variability of the Fund’s or the market’s returns. If the Fund is successful in providing lower volatility, then the value of the Fund’s portfolio will fluctuate less than the overall market over a full market cycle (typically, a three to five year time horizon). In order to generate income, the Fund may invest up to 20% of its net assets in ELNs. ELNs are structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and that are designed to offer a return linked to the underlying instruments within the ELN. ELNs in which the Fund invests are derivative instruments that are specially designed to combine the economic characteristics of the Index and written call options in a single note form and are not traded on an exchange. The options underlying the ELNs will be based on the Index or on exchange-traded funds (ETFs) that replicate the Index. Selling a call option entitles the seller to a premium equal to the value of the option at the time of trade. The ELNs owned by the Fund are structured to use a covered call strategy and have short call positions embedded within them. When the Fund purchases the ELN from the issuing counterparty, the Fund is entitled to the premium generated by the short call position within the ELN. Therefore, the ELNs provide recurring cash flow to the Fund based on the premiums received from selling the call options and are an important source of the Fund’s return. When the Fund sells call options within an ELN, it receives a premium but limits its opportunity to profit from an increase in the market value of either the underlying Index or ETF to the exercise price (plus the premium received). The maximum potential gain on an underlying instrument will be equal to the difference between the exercise price and the purchase price of the underlying Index or ETF at the time the option is written, plus the premium received. Investing in ELNs may also reduce the Fund’s volatility because the income from the ELNs would reduce potential losses incurred by the Fund’s equity portfolio. The ELNs are reset periodically to seek to better capitalize on current market conditions and opportunities; these resets assist the Fund in seeking to provide relatively stable returns. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. The Fund may use derivatives, primarily futures contracts, to gain exposure to its index or certain securities in its index, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities. Investment Process: In managing the equity portion of the Fund’s portfolio, the adviser employs a three-step process that combines research, valuation and stock selection. The research findings allow the adviser to rank companies according to what it believes to be their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The adviser’s valuation rankings are produced with the help of a variety of models that quantify the research team’s findings. After company securities are ranked, the adviser seeks to create a portfolio with a lower volatility level than the large cap market. The adviser does so, in part, by seeking diversification across sectors and securities, which may, in certain circumstances, result in limiting exposure to certain sectors or securities included in the Index. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The Fund buys and sells securities (stock selection) in accordance with its investment policies, using the research and valuation rankings as a basis. In general, the adviser selects securities that are identified as attractive and considers selling them when they appear less attractive. Along with attractive valuation, the adviser often considers a number of other criteria including: ●catalysts, such as improving company fundamentals, that could trigger a rise in a stock’s price ●impact on the overall risk of the portfolio ●high perceived potential reward compared to perceived potential risk ●possible temporary mispricings caused by market overreactionsThe Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The investment objective of the Fund is to seek current income while maintaining prospects for capital appreciation. The Fund seeks to achieve this objective (1) by creating an actively managed portfolio of equity securities and (2) through equity-linked notes (ELNs), by selling call options with exposure to the S&P 500 Total Return Index (the Index). The resulting Fund, including through both the equity portfolio and the options exposure, is designed to provide investors with total return through capital appreciation and income, while exposing investors to lower volatility than the broad U.S. large cap market and also providing incremental income.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund buys and sells securities (stock selection) in accordance with its investment policies, using the research and valuation rankings as a basis. In general, the adviser selects securities that are identified as attractive and considers selling them when they appear less attractive. Along with attractive valuation, the adviser often considers a number of other criteria including: ●catalysts, such as improving company fundamentals, that could trigger a rise in a stock’s price ●impact on the overall risk of the portfolio ●high perceived potential reward compared to perceived potential risk ●possible temporary mispricings caused by market overreactions
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities (80% Policy).
R5 R6 Shares [Member] | JPMorgan Hedged Equity 2 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies.Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities.Equity securities represent an ownership interest in the issuer. The Fund invests in equity securities, which primarily consist of common stocks of large cap U.S. companies. The Fund will also purchase and sell exchange traded put options and sell exchange traded call options, employing an options overlay known as a “Put/Spread Collar” strategy, designed to provide a continuous market hedge for the portfolio. The options will typically be based on the S&P 500 Index (the Index) or on exchange-traded funds (ETFs) that replicate the S&P 500 Index (S&P 500 ETFs). The combination of the diversified portfolio of equity securities, combined with the options overlay, is intended to provide the Fund with a significant portion of the returns associated with equity market investments, while exposing investors to less risk than traditional long-only equity strategies. “Assets” means net assets plus the amount of borrowings for investment purposes. Volatility is one way to measure risk and refers to the variability of the Fund’s or the market’s returns. The Fund seeks to provide a competitive risk-adjusted return over a full market cycle (defined as three to five years) relative to the S&P 500 Total Return Index with lower volatility than traditional long-only equity strategies. The Fund typically holds options for three month periods (each, an “hedge period”) for the purpose of seeking to provide more predictable returns in any market cycle during the applicable hedge period. The put option spread is generally maintained at a level intended to reduce the Fund’s exposure to a market decline by offsetting losses resulting from a decrease in the market. As a result of writing call options to offset the costs associated with the put option spread, some upside may be foregone in certain market environments. The quarterly hedge periods are based on returns from the first business day of February through the last business day of April; the first business day of May through the last business day of July; the first business day of August through the last business day of October; and the first business day of November through the last business day of January of the following calendar year. The Fund’s investments in equity securities will be primarily in common stocks of U.S. companies with market capitalizations similar to those within the universe of the Index. As of the reconstitution of the Index on September 30, 2026, the market capitalizations of the companies in the Index ranged from $6.20 billion to $5.50 trillion. The Fund may also invest in equity securities of U.S. mid cap companies. The adviser’s process focuses on stock selection and tends to maintain sector weightings comparable to those of the broad U.S. large cap market. Sector by sector, the Fund’s weightings are similar to those of the broad U.S. large cap market. Within each sector, however, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. The Fund constructs a Put/Spread Collar by buying a put option on the Index at a higher strike price and writing (or selling) a put option on the Index at a relatively lower strike price, resulting in what is known as a put option spread, while simultaneously selling an Index call option. The Fund may need to construct additional Put/Spread Collars if the size of the Fund increases, either through purchases or appreciation. The Fund’s options overlay strategy is intended to provide the Fund with downside protection, while foregoing some upside potential. A put option spread seeks to protect the Fund against a decline in price, but only to the extent of the difference between the strike prices of the put option purchased and the put option sold. Entering into put option spreads is typically less expensive than a strategy of only purchasing put options and may benefit the Fund in a flat to upwardly moving market by reducing the cost of the downside protection; the downside protection of the put option spread, however, is limited as compared to just owning a put option. The premiums received from writing index call options are intended to provide income which substantially offsets the cost of the put option spread, but writing the options also reduces the Fund’s ability to profit from increases in the value of its equity portfolio because in rising markets the call option will be exercised once the market price rises to the option’s strike price. While the Fund typically constructs the Put/Spread Collar utilizing index options, it may also construct the Put/Spread Collar utilizing options on S&P 500 ETFs. The Fund’s investment strategies may not always provide greater market protection than other equity investments, particularly in rising equity markets when the Fund is expected to underperform traditional long-only equity strategies. In addition, as a result of selling call options to offset the costs associated with the options overlay strategy, some upside may be foregone in certain market environments. While the Fund will not generally invest directly in ETFs, there may be times when it will purchase shares or receive shares of S&P 500 ETFs in order to settle its options positions. The adviser will not normally maintain such positions for an extended period. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. In addition to the use of the Put/Spread Collar strategy described above, the Fund may use derivatives, primarily futures contracts, to gain exposure to indexes or certain securities within indexes, to more effectively gain targeted equity exposure from its cash positions, and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy and efficient management of cash flows. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities. The Fund is also permitted to use other derivatives such as futures, options (including options on futures) and swaps in order to hedge various investments and for risk management. Under certain market conditions, the Fund’s use of other derivatives for cash management or other investment management purposes could be significant. Investment Process —Equity Portfolio: With respect to the investment of the equity portfolio, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractive and considers selling them when they appear less attractive based on the Fund’s process. Along with attractive valuation, the adviser often considers a number of other criteria, including: ●catalysts, such as improving company fundamentals, that could trigger a rise in a stock’s price ●impact on the overall risk of the portfolio ●high perceived potential reward compared to perceived potential risk ●possible temporary mispricings caused by apparent market overreactions. Investment Process — Options Overlay Strategy: To implement the Put/Spread Collar strategy, the adviser utilizes exchange traded equity options based either on the Index or on S&P 500 ETFs. The Put/Spread Collar is constructed by buying a put option at a higher strike price while writing a put option at a relatively lower strike price and simultaneously selling a call option that substantially offsets the cost of the put option spread. The Put/Spread Collar strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio. The put option spread is generally maintained at a level intended to protect the Fund from a decrease in the market of 5% to 20%, with potential upside generally capped at 3.5-5.5%. The upside cap could be more or less, depending on market conditions. The options are systematically reset on at least a quarterly basis to better capitalize on current market conditions and opportunities while seeking to provide predictable returns in all market cycles.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in equity securities, which primarily consist of common stocks of large cap U.S. companies. The Fund will also purchase and sell exchange traded put options and sell exchange traded call options, employing an options overlay known as a “Put/Spread Collar” strategy, designed to provide a continuous market hedge for the portfolio.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities.
R5 R6 Shares [Member] | JPMorgan Hedged Equity 3 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies.Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities.Equity securities represent an ownership interest in the issuer. The Fund invests in equity securities, which primarily consist of common stocks of large cap U.S. companies. The Fund will also purchase and sell exchange traded put options and sell exchange traded call options, employing an options overlay known as a “Put/Spread Collar” strategy, designed to provide a continuous market hedge for the portfolio. The options will typically be based on the S&P 500 Index (the Index) or on exchange-traded funds (ETFs) that replicate the S&P 500 Index (S&P 500 ETFs). The combination of the diversified portfolio of equity securities, combined with the options overlay, is intended to provide the Fund with a significant portion of the returns associated with equity market investments, while exposing investors to less risk than traditional long-only equity strategies. “Assets” means net assets plus the amount of borrowings for investment purposes. Volatility is one way to measure risk and refers to the variability of the Fund’s or the market’s returns. The Fund seeks to provide a competitive risk-adjusted return over a full market cycle (defined as three to five years) relative to the S&P 500 Total Return Index with lower volatility than traditional long-only equity strategies. The Fund typically holds options for three month periods (each, an “hedge period”) for the purpose of seeking to provide more predictable returns in any market cycle during the applicable hedge period. The put option spread is generally maintained at a level intended to reduce the Fund’s exposure to a market decline by offsetting losses resulting from a decrease in the market. As a result of writing call options to offset the costs associated with the put option spread, some upside may be foregone in certain market environments. The quarterly hedge periods are based on returns from the first business day of March through the last business day of May; the first business day of June through the last business day of August; the first business day of September through the last business day of November; and the first business day of December through the last business day of February of the following calendar year. The Fund’s investments in equity securities will be primarily in common stocks of U.S. companies with market capitalizations similar to those within the universe of the Index. As of the reconstitution of the Index on September 30, 2026, the market capitalizations of the companies in the Index ranged from $6.20 billion to $5.50 trillion. The Fund may also invest in equity securities of U.S. mid cap companies. The adviser’s process focuses on stock selection and tends to maintain sector weightings comparable to those of the broad U.S. large cap market. Sector by sector, the Fund’s weightings are similar to those of the broad U.S. large cap market. Within each sector, however, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. The Fund constructs a Put/Spread Collar by buying a put option on the Index at a higher strike price and writing (or selling) a put option on the Index at a relatively lower strike price, resulting in what is known as a put option spread, while simultaneously selling an Index call option. The Fund may need to construct additional Put/Spread Collars if the size of the Fund increases, either through purchases or appreciation. The Fund’s options overlay strategy is intended to provide the Fund with downside protection, while foregoing some upside potential. A put option spread seeks to protect the Fund against a decline in price, but only to the extent of the difference between the strike prices of the put option purchased and the put option sold. Entering into put option spreads is typically less expensive than a strategy of only purchasing put options and may benefit the Fund in a flat to upwardly moving market by reducing the cost of the downside protection; the downside protection of the put option spread, however, is limited as compared to just owning a put option. The premiums received from writing index call options are intended to provide income which substantially offsets the cost of the put option spread, but writing the options also reduces the Fund’s ability to profit from increases in the value of its equity portfolio because in rising markets the call option will be exercised once the market price rises to the option’s strike price. While the Fund typically constructs the Put/Spread Collar utilizing index options, it may also construct the Put/Spread Collar utilizing options on S&P 500 ETFs. The Fund’s investment strategies may not always provide greater market protection than other equity investments, particularly in rising equity markets when the Fund is expected to underperform traditional long-only equity strategies. In addition, as a result of selling call options to offset the costs associated with the options overlay strategy, some upside may be foregone in certain market environments. While the Fund will not generally invest directly in ETFs, there may be times when it will purchase shares or receive shares of S&P 500 ETFs in order to settle its options positions. The adviser will not normally maintain such positions for an extended period. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. In addition to the use of the Put/Spread Collar strategy described above, the Fund may use derivatives, primarily futures contracts, to gain exposure to indexes or certain securities within indexes, to more effectively gain targeted equity exposure from its cash positions, and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy and efficient management of cash flows. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities. The Fund is also permitted to use other derivatives such as futures, options (including options on futures) and swaps in order to hedge various investments and for risk management. Under certain market conditions, the Fund’s use of other derivatives for cash management or other investment management purposes could be significant. Investment Process —Equity Portfolio: With respect to the investment of the equity portfolio, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractive and considers selling them when they appear less attractive based on the Fund’s process. Along with attractive valuation, the adviser often considers a number of other criteria, including: ●catalysts, such as improving company fundamentals, that could trigger a rise in a stock’s price ●impact on the overall risk of the portfolio ●high perceived potential reward compared to perceived potential risk ●possible temporary mispricings caused by apparent market overreactions. Investment Process — Options Overlay Strategy: To implement the Put/Spread Collar strategy, the adviser utilizes exchange traded equity options based either on the Index or on S&P 500 ETFs. The Put/Spread Collar is constructed by buying a put option at a higher strike price while writing a put option at a relatively lower strike price and simultaneously selling a call option that substantially offsets the cost of the put option spread. The Put/Spread Collar strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio. The put option spread is generally maintained at a level intended to protect the Fund from a decrease in the market of 5% to 20%, with potential upside generally capped at 3.5-5.5%. The upside cap could be more or less, depending on market conditions. The options are systematically reset on at least a quarterly basis to better capitalize on current market conditions and opportunities while seeking to provide predictable returns in all market cycles.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in equity securities, which primarily consist of common stocks of large cap U.S. companies. The Fund will also purchase and sell exchange traded put options and sell exchange traded call options, employing an options overlay known as a “Put/Spread Collar” strategy, designed to provide a continuous market hedge for the portfolio.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities.